INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2022
INTANGIBLE ASSETS, NET
Schedule of Intangible Assets

	As of	As of
	December 31,	June 30,
	2021	2022
	US$	US$
Cost:
Computer software	3,988	3,470
License agreement	22,252	22,252
Internet domain name	150	150
Brand name	71,292	71,292
Strategic contract	18,199	10,010
Unpatented technology	—	3,633
	115,881	110,807
Accumulated amortization:
Computer software	(3,317)	(2,854)
License agreement	(5,470)	(5,470)
Internet domain name	(10)	(18)
Brand name	(7,279)	(10,207)
Strategic contract	(909)	(1,561)
	(16,985)	(20,110)

Impairment *:
Computer software	(581)	(525)
License agreement	(16,782)	(16,782)
Brand name	(9,602)	(9,602)
	(26,965)	(26,909)
Intangible assets, net	71,931	63,788

* The impairment of US$26,909 was related to the acquired intangible assets of the Multi Group that were recognized during the year ended December 31, 2019. The additional impairment of US$56 was related to the intangible assets of computer software of Loto Interactive during the year ended December 31, 2021. The intangible assets of Loto Interactive are presented as held for sale as of June 30, 2022. See Note 14 for detailed discussion.

Schedule of Estimated Amortization Expense

US$

2022 remaining	4,267
2023	9,133
2024	9,096
2025	8,782
2026	7,313
2027 and thereafter	25,197

Total	63,788